Significant Accounting Judgements, Estimates, and Assumptions	9 Months Ended
Sep. 30, 2021
Significant Accounting Judgements, Estimates, and Assumptions
Significant Accounting Judgements, Estimates, and Assumptions

Note 3. Significant Accounting Judgements, Estimates, and Assumptions

In the application of our accounting policies, the Company is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The unaudited condensed consolidated interim financial statements do not include all disclosures for critical accounting judgments and estimation uncertainties that are required in the annual consolidated financial statements, and therefore, should be read in conjunction with the Company’s audited consolidated financial statements as of and for the year ended December 31, 2020.

Significant accounting estimates that have the most significant effect on the amounts recognized in our unaudited condensed consolidated interim financial statements relate to share-based compensation. See Note 5 below for additional information regarding stock-based compensation.

Significant judgment was made in respect of determining whether customization of leased premises forms part of the lease or is a leasehold improvement funded by the lessor. See the section “Leasehold improvements and Loan from lessor” in Note 1.

There have been no other changes to the application of critical accounting judgments, or estimation uncertainties regarding accounting estimates.